Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 4,652,035	$ 598,771	$ 6,418,069
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment			2,928
Amortization of right-of-use asset			51,286
Loss from unrealized foreign currency translation	406,530	52,325	17,918
Changes in operating assets and liabilities
Accounts receivable, net	978,597	125,957	(654,485)
Merchandise inventories, net	720,618	92,752	(681,683)
Prepayments			54,000
Accounts payable	372,876	47,994	(150,807)
Accounts payable - related party	(3,694,385)	(475,511)	12,178,316
Accruals	(97,717)	(12,577)	(203,832)
Contract liabilities	(1,008,415)	(129,795)	(1,705,854)
Operating lease obligation			(52,344)
Taxes receivables	290,920	37,445
Taxes payables			1,139,449
Net cash provided by operating activities	2,621,059	337,361	16,412,961
Cash flows from investing activities
Repayment of amount due from a director	145,166	18,684	210,702
Net cash provided by investing activities	145,166	18,684	210,702
Cash flows from financing activities
Proceed from Initial Public Offering of shares	42,772,241	5,505,289
Deferred initial public offering cost			(257,702)
Net cash (used in)/from financing activities	42,772,241	5,505,289	(257,702)
Change in cash	45,538,466	5,861,334	16,365,961
Effect of foreign exchange on cash	(377,030)	(48,528)	35,039
Cash at the beginning of the period	35,885,666	4,618,906	21,362,580
Cash at the end of the period	81,047,102	10,431,712	37,763,580
Supplementary cash flow information
Cash paid for income tax
Cash paid for interest expense